UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

					    Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                          SERVING INVESTORS SINCE 1984

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                               SEMI-ANNUAL REPORT

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2003 (UNAUDITED)

   FACE
  AMOUNT      COMMERCIAL PAPER (27.7%)                                                    VALUE
-----------   ---------------------------------------------------------------------   ------------
              BANKS (18.2%):
              ---------------------------------------------------------------------
$20,000,000   AES Shady Point LLC, 1.09%, 11/25/03, LOC: Bank of
                 America Corp. ....................................................   $ 19,966,542
 20,000,000   Citigroup Global Markets, 1.02%, 10/03/03 ...........................     19,998,866
 20,000,000   Louis Dreyfus, 1.08%, 10/27/03, LOC: Barclays Bank Plc ..............     19,984,400
 20,000,000   Met-Life Funding, 1.01%, 10/30/03 ...................................     19,983,728
                                                                                      ------------
                                                                                        79,933,536
                                                                                      ------------
              BROKERAGE (4.5%):
              ---------------------------------------------------------------------
 20,000,000   Bear Stearns Cos., Inc., 1.08%, 01/06/04 ............................     19,941,800
                                                                                      ------------
              EDUCATION (5.0%):
              ---------------------------------------------------------------------
 22,174,000   Stanford University, 1.04%, 01/06/04 ................................     22,111,864
                                                                                      ------------
                 Total Commercial Paper ...........................................    121,987,200
                                                                                      ------------

              CORPORATE NOTE (3.4%)
              ---------------------------------------------------------------------

              INSURANCE (3.4%):
              ---------------------------------------------------------------------
 15,000,000   Peoples Benefit Life Insurance, Variable Rate Note, 1.29%,
                 06/28/04 (a) .....................................................     15,000,000
                                                                                      ------------
                 Total Corporate Note .............................................     15,000,000
                                                                                      ------------

              U.S. GOVERNMENT AGENCIES (67.6%)
              ---------------------------------------------------------------------

              FEDERAL FARM CREDIT BANK (14.1%):
              ---------------------------------------------------------------------
 27,000,000   1.00%, 10/01/03 .....................................................     27,000,000
 25,000,000   1.20%, 12/15/03 .....................................................     24,937,500
 10,000,000   1.21%, 01/06/04 .....................................................      9,967,397
                                                                                      ------------
                                                                                        61,904,897
                                                                                      ------------
              FEDERAL HOME LOAN BANK (53.5%):
              ---------------------------------------------------------------------
 40,000,000   1.03%, 10/01/03 .....................................................     40,000,000
 10,000,000   0.98%, 10/03/03 .....................................................      9,999,458
 50,000,000   0.98%, 10/10/03 .....................................................     49,987,751
 25,000,000   1.03%, 10/15/03 .....................................................     24,989,986
 20,000,000   1.03%, 10/31/03 .....................................................     19,982,833
 20,000,000   1.02%, 11/07/03 .....................................................     19,979,033
 37,900,000   1.01%, 11/19/03 .....................................................     37,847,640
$10,000,000   1.03%, 12/03/03 .....................................................   $  9,981,975
 10,000,000   0.98%, 12/19/03 .....................................................      9,978,494
 12,615,000   3.625%, 10/15/04 ....................................................     12,927,349
                                                                                      ------------
                                                                                       235,674,519
                                                                                      ------------
                 Total U.S. Government Agencies ...................................    297,579,416
                                                                                      ------------

              INVESTMENT COMPANY (1.3%)
              ---------------------------------------------------------------------
  5,570,296   One Group Government Money Market Fund (I Shares) ...................      5,570,296
                                                                                      ------------
                 Total Investment Company .........................................      5,570,296
                                                                                      ------------
              Total Investments (Amortized Cost $440,136,912) (b) .........   100.0%   440,136,912
              Other assets less liabilities ...............................     0.0       (190,202)
                                                                              ------  ------------
              NET ASSETS ..................................................   100.0%  $439,946,710
                                                                              ======  ============

(a) Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at September 30, 2003, and the maturity date reflects the next rate change date.

(b) Cost for Federal tax purposes is identical.

LOC - Letter of Credit

                 See accompanying notes to financial statements

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  RATING
   FACE                                                                          MOODY'S/
  AMOUNT      MUNICIPAL BONDS (99.9%)                                               S&P          VALUE
-----------   ---------------------------------------------------------------   ----------   ------------
              COLORADO (6.0%)
              ---------------------------------------------------------------
$ 2,800,000   Colorado Educational & Cultural Facilities Authority Revenue
                 Bonds (National Jewish Federation Board Program), Class
                 A1, 1.22%, 9/01/33, Daily Reset VRDN*, LOC: Bank of
                 America N.A. ...............................................    VMIG1/NR    $  2,800,000
  6,400,000   Colorado Housing & Financial Authority Revenue Bonds, Class
                 I, Series A-1, 1.07%, 10/01/30, Weekly Reset VRDN*,
                 SPA: FHLB ..................................................   VMIG1/A-1+      6,400,000
                                                                                             ------------
                                                                                                9,200,000
                                                                                             ------------

              HAWAII (24.4%)
              ---------------------------------------------------------------
  6,800,000   Department of Budget and Finance of the State of Hawaii
                 Special Purpose Revenue Bonds (The Queen's Health
                 System), Series A, 1.05%, 7/01/26, Weekly Reset VRDN*,
                 SPA: Bank of Nova Scotia ...................................    VMIG1/A-1      6,800,000
  5,150,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/04, Weekly Reset VRDN*, LOC: Landesbank
                Hessen Thuringen ............................................   VMIG1/A-1+      5,150,000
    800,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/05, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+        800,000
  3,830,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/07, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      3,830,000
  2,150,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/10, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      2,150,000
  1,520,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/15, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      1,520,000
  5,645,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/17, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      5,645,000
  1,645,000   Honolulu City & County, HI General Obligation Bonds, Series
                 A, 1.05%, 1/01/19, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      1,645,000
$ 1,400,000   Honolulu City & County, HI General Obligation Bonds, Series
                 B, 5.00%, 10/01/03 .........................................     Aa3/AA-    $  1,400,000
  3,600,000   Honolulu City & County, HI General Obligation Bonds, Series
                 B, 1.05%, 1/01/05, Weekly Reset VRDN*, LOC: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+      3,600,000
  2,000,000   Honolulu City & County, HI General Obligation Bonds, Series
                 C, 1.30%, 12/01/06, Putable 12/04/03 @ 100, FGIC
                 Insured ....................................................   VMIG1/A-1+      2,000,000
  3,000,000   Honolulu City & County, HI General Obligation Bonds, Series
                 C, 1.30%, 12/01/13, Putable 12/04/03 @ 100, FGIC
                 Insured ....................................................   VMIG1/A-1+      3,000,000
                                                                                             ------------
                                                                                               37,540,000
                                                                                             ------------

              IDAHO (3.9%)
              ---------------------------------------------------------------
  6,000,000   Idaho Health Facilities Authority Revenue Bonds (St. Lukes
                 Regional Medical Center Project), 1.20%, 5/01/22, Daily
                 Reset VRDN*, LOC: Bayerische Landesbank ....................    VMIG1/NR       6,000,000
                                                                                             ------------

              ILLINOIS (9.8%)
              ---------------------------------------------------------------
  3,000,000   Chicago, IL General Obligation Bonds, Series B, 1.11%,
                 1/01/37, Weekly Reset VRDN*, FGIC Insured ..................   VMIG1/A-1+      3,000,000
  5,000,000   Chicago, IL Metropolitan Water Reclamation District-
                 Greater Chicago General Obligation Bonds, Series A,
                 1.10% , 12/01/31, Weekly Reset VRDN*, SPA: Bank of
                 America ....................................................   VMIG1/A-1+      5,000,000
  7,000,000   Illinois Development Finance Authority Revenue Bonds (YMCA
                 of Metro Chicago Project), 1.22%, 6/01/29, Daily Reset
                 VRDN*, LOC: Harris Trust & Savings Bank ....................     NR/A-1+       7,000,000
                                                                                             ------------
                                                                                               15,000,000
                                                                                             ------------

              INDIANA (2.5%)
              ---------------------------------------------------------------
  3,780,000   Indianapolis, IN Economic Development Revenue Bonds (Jewish
                 Federation Campus), 1.05%, 4/01/05, Weekly Reset VRDN*,
                 LOC: Fifth Third Bank ......................................    VMIG1/NR       3,780,000
                                                                                             ------------

              LOUISIANA (0.6%)
              ---------------------------------------------------------------
$ 1,000,000   St. Charles Parish, LA Pollution Control Revenue Bonds
                 (Shell Oil Co. Project), Series A-AMT, 1.25%, 10/01/22,
                 Daily Reset VRDN* ..........................................   VMIG1/A-1+   $  1,000,000
                                                                                             ------------

              MICHIGAN (5.4%)
              ---------------------------------------------------------------
  6,900,000   Eastern Michigan University, MI University Revenue Bonds,
                 1.20%, 6/01/27, Daily Reset VRDN*, FGIC Insured ............     NR/A-1+       6,900,000
  1,400,000   Northern Michigan University Revenue Bonds, 1.20%, 6/01/31,
                 Daily Reset VRDN*, FGIC Insured ............................   VMIG1/A-1+      1,400,000
                                                                                             ------------
                                                                                                8,300,000
                                                                                             ------------

              MINNESOTA (6.9%)
              ---------------------------------------------------------------
  4,995,000   Cohasset, MN Revenue Bonds (Minnesota Power & Light Co.
                 Project), Series A, 1.20%, 6/01/20, Daily Reset VRDN*,
                 LOC: ABN Amro Bank N.V. ....................................     NR/A-1+       4,995,000
    200,000   Cohasset, MN Revenue Bonds (Minnesota Power & Light Co.
                 Project), Series B, 1.20%, 6/01/13, Daily Reset VRDN*,
                 LOC: ABN Amro Bank N.V. ....................................     NR/A-1+         200,000
    150,000   Cohasset, MN Revenue Bonds (Minnesota Power & Light Co.
                 Project), Series C, 1.20%, 6/01/13, Daily Reset VRDN*,
                 LOC: ABN Amro Bank N.V. ....................................     NR/A-1+         150,000
  1,790,000   Cohasset, MN Revenue Bonds (Minnesota Power & Light Co.
                 Project), Series D, 1.20%, 12/01/07, Daily Reset VRDN*,
                 LOC: ABN Amro Bank N.V. ....................................     NR/A-1+       1,790,000
    980,000   Hennepin County, MN General Obligation Bonds, Series B,
                 0.95%, 12/01/20, Weekly Reset VRDN*, SPA: Landesbank
                 Hessen Thuringen ...........................................   VMIG1/A-1+        980,000
  2,545,000   Hennepin County, MN General Obligation Bonds, Series C,
                0.95%, 12/01/10, Weekly Reset VRDN*, SPA: Westdeutsche
                Landesbank ..................................................   VMIG1/A-1+      2,545,000
                                                                                             ------------
                                                                                               10,660,000
                                                                                             ------------

              MISSOURI (16.2%)
              ---------------------------------------------------------------
  6,935,000   Kansas City, MO Industrial Development Authority Revenue
                 Bonds, (Ewing Marion Kaufman Foundation), 1.20%, 4/01/27,
                 Daily Reset VRDN* ..........................................     NR/A-1+       6,935,000
$   700,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (St. Louis University),
                 Series A, 1.25%, 10/01/09, Daily Reset VRDN*,
                 SPA: Bank of America N.A. ..................................   VMIG1/A-1+   $    700,000
  5,455,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (St. Louis University),
                 Series B, 1.25%, 10/01/24, Daily Reset VRDN*,
                 SPA: Bank of America N.A. ..................................   VMIG1/A-1+      5,455,000
  3,000,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (Washington University),
                 Series C, 1.15%, 3/01/40, Daily Reset VRDN*,
                 SPA: JP Morgan Chase Bank ..................................   VMIG1/A-1+      3,000,000
  3,800,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (Washington University),
                 Series D, 1.15%, 9/01/30, Daily Reset VRDN*,
                 SPA: JP Morgan Chase Bank ..................................   VMIG1/A-1+      3,800,000
  5,000,000   University of Missouri, Curators of the University of
                 Missouri System Facilities Revenue Bonds, Series
                 A, 1.22%, 11/01/32, Daily Reset VRDN* ......................   VMIG1/A-1+      5,000,000
                                                                                             ------------
                                                                                               24,890,000
                                                                                             ------------
              MONTANA (3.7%)
              ---------------------------------------------------------------
  5,620,000   Montana State, Health Facilities Authority Revenue
                 Bonds, Series A, 1.10%, 12/01/15, Weekly Reset
                 VRDN*, FGIC Insured, SPA: Wells Fargo ......................   VMIG1/A-1+      5,620,000
                                                                                             ------------
              NEW YORK (4.2%)
              ---------------------------------------------------------------
  6,430,000   New York, NY City Transitional Finance Authority
                 Revenue Bonds, Series 3, 1.20%, 11/01/22, Daily
                 Reset VRDN*, SPA: Bank of New York .........................   VMIG1/A-1+      6,430,000
                                                                                             ------------
              NORTH CAROLINA (1.7%)
              ---------------------------------------------------------------
  1,475,000   Durham County, NC General Obligation Bonds (Public
                 Improvement Project), 1.15%, 2/01/13, Weekly Reset
                 VRDN*, SPA: Wachovia Bank of North Carolina ................   VMIG1/A-1       1,475,000
  1,150,000   Durham, NC General Obligation Bonds (Public
                 Improvement Project), 1.15%, 2/01/09, Weekly Reset
                 VRDN*, SPA: Wachovia Bank of North Carolina ................   VMIG1/A-1       1,150,000
                                                                                             ------------
                                                                                                2,625,000
                                                                                             ------------

              OHIO (2.6%)
              ---------------------------------------------------------------
$ 3,960,000   Ohio Housing Finance Agency Mortgage Revenue
                 Bonds (Residential Mortgage), Series E-AMT, 1.13%,
                 9/01/34, Weekly Reset VRDN*, SPA: FHLB .....................    VMIG1/NR    $  3,960,000
                                                                                             ------------

              PENNSYLVANIA (4.5%)
              ---------------------------------------------------------------
  7,000,000   Philadelphia, PA Hospitals & Higher Education
                 Facilities Authority Revenue Bonds (Children's
                 Hospital Project), Series A, 1.22%, 2/15/14, Daily
                 Reset VRDN*, SPA: JP Morgan Chase Bank .....................   VMIG1/A-1+      7,000,000
                                                                                             ------------

              TEXAS (1.4%)
              ---------------------------------------------------------------
  2,200,000   West Side Calhoun County, TX Sewer & Solid Waste
                 Disposal Revenue Bonds (BP Chemicals, Inc. Project),
                 AMT, 1.25%, 4/01/31, Daily Reset VRDN* .....................    P-1/A-1+       2,200,000
                                                                                             ------------

              UTAH (2.2%)
              ---------------------------------------------------------------
  3,450,000   University of Utah, Auxiliary & Campus Facilities
                 Revenue Bonds, Series A, 1.07%, 4/01/27, Weekly
                 Reset VRDN*, SPA: Bank of Nova Scotia ......................   VMIG1/A-1       3,450,000
                                                                                             ------------

              VIRGINIA (3.9%)
              ---------------------------------------------------------------
  6,000,000   University of Virginia Revenue Bonds, Series A,
                 1.02%, 6/01/34, Weekly Reset VRDN* .........................   VMIG1/A-1+      6,000,000
                                                                                             ------------
                    Total Municipal Bonds ...................................                 153,655,000
                                                                                             ------------

                    Total Investments (Amortized Cost
                       $153,655,000) (a) ....................................      99.9%      153,655,000
                    Other assets less liabilities ...........................       0.1           135,165
                                                                                  ------     ------------
                    Net Assets ..............................................     100.0%     $153,790,165
                                                                                  ======     ============

* Variable rate demand notes (VRDNs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(a)  Cost for Federal tax purposes is identical.

AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corp.
FHLB - Federal Home Loan Bank
LOC - Letter of Credit
NR - No rating
SPA - Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2003 (UNAUDITED)

   FACE
  AMOUNT      U.S. GOVERNMENT AGENCIES (98.8%)                                                VALUE
-----------   -------------------------------------------------------------------------   ------------
              FEDERAL FARM CREDIT BANK (12.7%):
              -------------------------------------------------------------------------
$70,000,000   1.00%, 10/01/03 .........................................................   $ 70,000,000
 25,000,000   1.20%, 12/15/03 .........................................................     24,937,500
 10,000,000   1.21%, 01/06/04 .........................................................      9,967,397
                                                                                          ------------
                                                                                           104,904,897
                                                                                          ------------

              FEDERAL HOME LOAN BANK (86.1%):
              -------------------------------------------------------------------------
 60,000,000   1.03%, 10/01/03 .........................................................     60,000,000
 25,000,000   0.98%, 10/03/03 .........................................................     24,998,646
 40,000,000   1.01%, 10/08/03 .........................................................     39,992,144
 50,000,000   0.98%, 10/10/03 .........................................................     49,987,750
 30,000,000   1.30%, 10/15/03 .........................................................     29,987,983
 79,300,000   1.02%, 10/17/03 .........................................................     79,263,874
 25,000,000   1.03%, 10/24/03 .........................................................     24,983,549
 32,650,000   1.03%, 10/31/03 .........................................................     32,621,975
 75,000,000   1.02%, 11/07/03 .........................................................     74,921,375
 30,000,000   1.04%, 11/12/03 .........................................................     29,963,600
 90,000,000   1.01%, 11/19/03 .........................................................     89,875,664
 25,828,000   1.03%, 11/26/03 .........................................................     25,786,618
 70,000,000   1.01%, 11/28/03 .........................................................     69,886,094
 47,000,000   1.03%, 12/03/03 .........................................................     46,915,930
 30,000,000   1.01%, 12/05/03 .........................................................     29,945,021
                                                                                          ------------
                                                                                           709,130,223
                                                                                          ------------
                 Total U.S. Government Agencies .......................................    814,035,120
                                                                                          ------------

              INVESTMENT COMPANY (1.3%)
              -------------------------------------------------------------------------
 10,466,856   One Group Government Money Market Fund (I Shares) .......................     10,466,856
                                                                                          ------------
                 Total Investment Company .............................................     10,466,856
                                                                                          ------------

                    Total Investments (Amortized Cost
                       $824,501,976) (a) ......................................  100.1%    824,501,976
                    Other assets less liabilities .............................   (0.1)       (621,324)
                                                                                 ------   ------------
                    NET ASSETS ................................................  100.0%   $823,880,652
                                                                                 ======   ============

(a)  Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2003 (UNAUDITED)

                                                                   CASH         TAX-FREE      GOVERNMENT
                                                                   FUND           FUND           FUND
                                                               ------------   ------------   ------------
ASSETS:
   Investments at value and amortized cost (note 2) ........   $440,136,912   $153,655,000   $824,501,976
   Cash ....................................................             --         11,511             --
   Interest receivable .....................................        228,355        244,615          8,872
   Other assets ............................................         23,779          9,161         42,166
                                                               ------------   ------------   ------------
      Total Assets .........................................    440,389,046    153,920,287    824,553,014
                                                               ------------   ------------   ------------
LIABILITIES:
   Dividends payable .......................................        293,386         92,363        479,283
   Adviser and Administrator fees payable ..................         45,259          3,944         22,800
   Distribution fees payable ...............................         24,669         11,187         97,965
   Accrued expenses ........................................         79,022         22,628         72,314
                                                               ------------   ------------   ------------
      Total Liabilities ....................................        442,336        130,122        672,362
                                                               ------------   ------------   ------------
   NET ASSETS ..............................................   $439,946,710   $153,790,165   $823,880,652
                                                               ============   ============   ============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .............................   $  4,399,342   $  1,537,880   $  8,238,127
   Additional paid-in capital ..............................    435,534,666    152,376,781    815,574,670
   Undistributed (overdistributed) net investment income ...         12,119       (124,534)        67,845
   Undistributed gain (loss) ...............................            583             38             10
                                                               ------------   ------------   ------------
                                                               $439,946,710   $153,790,165   $823,880,652
                                                               ============   ============   ============
SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...........................................   $318,749,194   $103,459,928   $268,357,596
                                                               ============   ============   ============
      Shares outstanding ...................................    318,968,517    103,458,469    268,328,422
                                                               ============   ============   ============
      Net asset value per share ............................   $       1.00   $       1.00   $       1.00
                                                               ============   ============   ============
   Service Shares Class:
      Net Assets ...........................................   $121,197,516   $ 50,330,237   $555,523,056
                                                               ============   ============   ============
      Shares outstanding ...................................    120,965,719     50,329,514    555,484,237
                                                               ============   ============   ============
      Net asset value per share ............................   $       1.00   $       1.00   $       1.00
                                                               ============   ============   ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                               CASH       TAX-FREE    GOVERNMENT
                                                               FUND         FUND         FUND
                                                            ----------   ---------   -----------
INVESTMENT INCOME:

   Interest income ......................................   $2,654,556   $ 861,226   $ 4,219,132
                                                            ----------   ---------   -----------

EXPENSES:
   Investment Adviser fees (note 3) .....................      834,967     244,329     1,242,658
   Administrator fees (note 3) ..........................      324,876      86,371       285,403
   Distribution fees (note 3) ...........................      153,044      68,299       595,001
   Trustees' fees and expenses ..........................       57,541      25,802        64,729
   Legal fees ...........................................       23,590       9,371        35,796
   Insurance ............................................       20,931       7,504        34,704
   Shareholders' reports ................................       20,114       3,880        16,411
   Fund accounting fees .................................       15,033      15,045        14,998
   Auditing fees ........................................        9,451       9,764        10,378
   Registration fees and dues ...........................        8,081       2,850         9,169
   Transfer and shareholder servicing agent fees ........        4,849       9,358         7,811
   Custodian fees .......................................        2,920       5,530         2,825
   Miscellaneous ........................................        4,896       3,128        18,325
                                                            ----------   ---------   -----------
   Total expenses .......................................    1,480,293     491,231     2,338,208
   Advisory fees contractual reduction (note 3) .........     (588,451)   (204,524)   (1,041,158)
   Administrative fees contractual reduction (note 3) ...     (228,960)    (72,300)     (239,124)
   Expenses paid indirectly (note 5) ....................           --          --        (2,179)
                                                            ----------   ---------   -----------
   Net expenses .........................................      662,882     214,407     1,055,747
                                                            ----------   ---------   -----------
Net investment income ...................................    1,991,674     646,819     3,163,385
Net realized gain (loss) from securities transactions ...          583          38            10
                                                            ----------   ---------   -----------

Net change in net assets resulting from operations ......   $1,992,257   $ 646,857   $ 3,163,395
                                                            ==========   =========   ===========

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                           CASH FUND                           TAX-FREE FUND
                                           ------------------------------------   -----------------------------------
                                           SIX MONTHS ENDED                        SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED      SEPTEMBER 30, 2003     YEAR ENDED
                                              (UNAUDITED)        MARCH 31,2003       (UNAUDITED)       MARCH 31, 2003
                                           ------------------   ---------------   ------------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income................     $   1,991,674      $     6,102,262     $     646,819      $   1,783,725
   Net realized gain (loss)
      from securities transactions......               583                5,968                38                 12
                                             -------------      ---------------     -------------      -------------
   Change in net assets
      resulting from operations.........         1,992,257            6,108,230           646,857          1,783,737
                                             -------------      ---------------     -------------      -------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares...................        (1,577,413)          (4,649,971)         (479,211)        (1,316,278)
      Service Shares....................          (414,261)          (1,452,291)         (167,608)          (466,859)
                                             -------------      ---------------     -------------      -------------
      Total dividends to shareholders
      from net investment income........        (1,991,674)          (6,102,262)         (646,819)        (1,783,137)
                                             -------------      ---------------     -------------      -------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares...................       314,167,783          880,694,410        66,531,280        163,052,761
      Service Shares....................       116,893,947          252,007,742        33,646,622         56,481,358
                                             -------------      ---------------     -------------      -------------
                                               431,061,730        1,132,702,152       100,177,902        219,534,119
                                             -------------      ---------------     -------------      -------------

      Reinvested dividends and
      distributions:
      Original Shares...................            31,199               86,494            40,552            170,364
      Service Shares....................           433,929            1,514,672           178,029            468,256
                                             -------------      ---------------     -------------      -------------
                                                   465,128            1,601,166           218,581            638,620
                                             -------------      ---------------     -------------      -------------

      Cost of shares redeemed:
      Original Shares...................      (356,333,007)        (873,207,779)      (93,238,691)      (133,496,270)
      Service Shares....................      (119,305,294)        (275,974,181)      (39,836,923)       (52,944,249)
                                             -------------      ---------------     -------------      -------------
                                              (475,638,301)      (1,149,181,960)     (133,075,614)      (186,440,519)
                                             -------------      ---------------     -------------      -------------

      Change in net assets from
         capital share transactions.....       (44,111,443)         (14,878,642)      (32,679,131)        33,732,220
                                             -------------      ---------------     -------------      -------------
   Total change in net assets...........       (44,110,860)         (14,872,674)      (32,679,093)        33,732,820

NET ASSETS:
      Beginning of period...............       484,057,570          498,930,244       186,469,258        152,736,438
                                             -------------      ---------------     -------------      -------------
      End of period.....................     $ 439,946,710      $   484,057,570     $ 153,790,165      $ 186,469,258
                                             =============      ===============     =============      =============

                                                       GOVERNMENT FUND
                                           ------------------------------------
                                            SIX MONTHS ENDED
                                           SEPTEMBER 30, 2003     YEAR ENDED
                                              (UNAUDITED)       MARCH 31, 2003
                                           ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income................    $     3,163,385     $     8,345,327
   Net realized gain (loss)
      from securities transactions......                 10                 218
                                            ---------------     ---------------
   Change in net assets
      resulting from operations.........          3,163,395           8,345,545
                                            ---------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares...................         (1,422,223)         (3,725,589)
      Service Shares....................         (1,741,162)         (4,619,738)

      Total dividends to shareholders       ---------------     ---------------
      from net investment income........         (3,163,385)         (8,345,327)
                                            ---------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares...................        516,497,422         759,927,968
      Service Shares....................        896,214,491       1,404,544,075
                                            ---------------     ---------------
                                              1,412,711,913       2,164,472,043
                                            ---------------     ---------------

      Reinvested dividends and
      distributions:
      Original Shares...................             26,230              52,314
      Service Shares....................          1,745,582           4,740,217
                                            ---------------     ---------------
                                                  1,771,812           4,792,531
                                            ---------------     ---------------

      Cost of shares redeemed:
      Original Shares...................       (518,231,858)       (795,938,638)
      Service Shares....................       (790,164,451)     (1,418,737,480)
                                            ---------------     ---------------
                                             (1,308,396,309)     (2,214,676,118)
                                            ---------------     ---------------
      Change in net assets from
         capital share transactions.....        106,087,416         (45,411,544)
                                            ---------------     ---------------
   Total change in net assets...........        106,087,426         (45,411,326)

NET ASSETS:
      Beginning of period...............        717,793,226         763,204,552
                                            ---------------     ---------------
      End of period.....................    $   823,880,652     $   717,793,226
                                            ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. For the period April 1, 2002 through September 30, 2003, advisory and administrative fees have been reduced by a contractual reduction of fees (see ii above) due to a low interest rate environment. Advisory and administrative fees may be recouped if interest rates increase. Contractual reduction of fees, if any, are calculated on a fiscal year basis.

     For the six months ended September 30, 2003:

          Pacific Capital Cash Assets Trust incurred advisory and administration fees of $834,967 and $324,876; due to the expense limitation, such fees were reduced by $588,451 and $228,960, respectively.

          Pacific Capital Tax-Free Cash Assets Trust incurred advisory and administration fees of $244,329 and $86,371; due to the expense limitation, such fees were reduced by $204,524 and $72,300, respectively.

          Pacific Capital U.S. Government Securities Cash Assets Trust incurred advisory and administration fees of $1,242,658 and $285,403; due to the expense limitation, such fees were reduced by $1,041,158 and $239,124, respectively.


b) DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended September 30, 2003, the following amounts were accrued for legal fees: Cash Fund $23,590; Tax-Free Fund $9,371; Government Fund $35,796. Of these amounts, $22,647, $8,969 and $34,331, respectively, were allocable to Hollyer Brady Smith &Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.


5. EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


6. PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.


7. DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                                   ---------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                  YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.005        0.01     0.03     0.06     0.05     0.05
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.005)      (0.01)   (0.03)   (0.06)   (0.05)   (0.05)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.46%*       1.35%    2.52%    5.90%    4.89%    4.90%

Ratios/supplemental data
   Net assets, end of period (in millions) .....       $319        $361     $353     $364     $513     $418
   Ratio of expenses to average net assets .....     0.22%**       0.36%    0.58%    0.57%    0.56%    0.57%
   Ratio of net investment income to
      average net assets .......................     0.92%**       1.34%    2.51%    5.77%    4.80%    4.79%

The expense and net investment income ratios without the effect of the Adviser's and
Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets .....     0.57%**       0.58%     -        -        -        -
   Ratio of net investment income to
      average net assets .......................     0.57%**       1.12%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....     0.22%**       0.36%    0.57%    0.57%    0.56%    0.56%

                                                                       SERVICE SHARES
                                                   ---------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                 YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00       $1.00     $1.00    $1.00    $1.00    $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................      0.003        0.01     0.02     0.05     0.05     0.05
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.003)      (0.01)   (0.02)   (0.05)   (0.05)   (0.05)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.34%*       1.09%    2.27%    5.63%    4.63%    4.64%

Ratios/supplemental data
   Net assets, end of period (in millions) .....       $121        $123     $146     $221     $174     $163
   Ratio of expenses to average net assets .....     0.47%**       0.61%    0.83%    0.82%    0.81%    0.81%
   Ratio of net investment income to
      average net assets .......................     0.67%**       1.10%    2.36%    5.49%    4.53%    4.51%

The expense and net investment income ratios without the effect of the Adviser's and
Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets .....     0.82%**       0.83%     -        -        -        -
   Ratio of net investment income to
      average net assets .......................     0.32%**       0.88%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....     0.47%**       0.61%    0.82%    0.82%    0.81%    0.81%

----------
*    Not annualized.

**   Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                                   ---------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                 YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    -----    ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations: .............
   Net investment income .......................      0.004        0.01     0.02     0.04     0.03     0.03
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.004)      (0.01)   (0.02)   (0.04)   (0.03)   (0.03)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.43%*       1.15%    2.00%    3.58%    2.95%    2.91%

Ratios/supplemental data
   Net assets, end of period (in millions)......       $103        $130     $100     $101     $100      $83
   Ratio of expenses to average net assets......     0.18%**       0.28%    0.51%    0.53%    0.52%    0.54%
   Ratio of net investment income to average
      net assets ...............................     0.87%**       1.13%    1.94%    3.50%    2.93%    2.85%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets .....     0.51%**       0.50%     -        -        -        -
   Ratio of net investment income to average
      net assets ...............................     0.53%**       0.90%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets......     0.18%**       0.27%    0.51%    0.53%    0.52%    0.53%

                                                                        SERVICE SHARES
                                                   ---------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                  YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations: .............
   Net investment income .......................      0.003        0.01     0.02     0.03     0.03     0.03
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.003)      (0.01)   (0.02)   (0.03)   (0.03)   (0.03)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.31%*       0.90%    1.75%    3.32%    2.70%    2.65%

Ratios/supplemental data
   Net assets, end of period (in millions)......       $50          $56      $52      $54      $51      $48
   Ratio of expenses to average net assets......     0.43%**       0.53%    0.77%    0.78%    0.77%    0.79%
   Ratio of net investment income to average
      net assets ...............................     0.61%**       0.89%    1.77%    3.26%    2.66%    2.64%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets .....     0.76%**       0.76%     -        -        -        -
   Ratio of net investment income to average
      net assets ...............................     0.28%**       0.66%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets......     0.43%**       0.52%    0.77%    0.78%    0.77%    0.78%

----------
*    Not annualized.

**   Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       ORIGINAL SHARES
                                                   ---------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                 YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................       0.005       0.01     0.03     0.06     0.05     0.04
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........      (0.005)     (0.01)   (0.03)   (0.06)   (0.05)   (0.04)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................     $  1.00       $1.00   $1.00     $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.49%*       1.34%    2.73%    5.88%    4.83%    4.80%

Ratios/supplemental data
   Net assets, end of period (in millions)......      $268         $270     $306     $151     $166     $140
   Ratio of expenses to average net assets......     0.12%**       0.25%    0.45%    0.47%    0.49%    0.49%
   Ratio of net investment income to average
      net assets ...............................     0.99%**       1.34%    2.47%    5.73%    4.73%    4.70%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets......     0.46%**       0.46%     -        -        -        -
   Ratio of net investment income to average
      net assets ...............................     0.65%**       1.12%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets......     0.12%**       0.24%    0.45%    0.47%    0.49%    0.49%

                                                                        SERVICE SHARES
                                                   ---------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                  YEAR ENDED MARCH 31,
                                                     9/30/03      ------------------------------------------
                                                   (UNAUDITED)     2003     2002     2001     2000     1999
                                                   -----------    ------   ------   ------   ------   ------
Net asset value, beginning of period ...........      $1.00        $1.00    $1.00    $1.00    $1.00   $1.00
                                                     -------      ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income .......................       0.004       0.01     0.02     0.05     0.04     0.04
                                                     -------      ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ........     (0.004)      (0.01)   (0.02)   (0.05)   (0.04)   (0.04)
                                                     -------      ------   ------   ------   ------   ------
Net asset value, end of period .................      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                     =======      ======   ======   ======   ======   ======
Total return ...................................      0.37%*       1.09%    2.48%    5.62%    4.56%    4.54%

Ratios/supplemental data
   Net assets, end of period (in millions)......       $556        $448     $457     $332     $293     $214
   Ratio of expenses to average net assets......     0.37%**       0.49%    0.70%    0.72%    0.74%    0.74%
   Ratio of net investment income to average
      net assets ...............................     0.73%**       1.08%    2.39%    5.47%    4.50%    4.42%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets......     0.71%**       0.71%     -        -        -        -
   Ratio of net investment income to average
      net assets ...............................     0.40%**       0.86%     -        -        -        -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets......     0.37%**       0.49%    0.70%    0.72%    0.74%    0.74%

----------
*    Not annualized.

**   Annualized.

                 See accompanying notes to financial statements.

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 * Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                          Aquila Management Corporation
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                                BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                 William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Theodore T. Mason
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                  Charles E. Childs, III, Senior Vice President
                          Sherri Foster, Vice President
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
              760 Moore Road o King of Prussia, Pennsylvania 19406

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway * Columbus, Ohio 43240

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                   SEMI-ANNUAL
                                     REPORT
                               SEPTEMBER 30, 2003

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT




ITEM 2.  CODE OF ETHICS.

		Not applicable


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
December 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
December 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
December 8, 2003



CASH ASSETS TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.